Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income [Abstract]
Corporate tax rate	23.00%
Net operating losses (in Dollars)	$ 27,169
Capital losses carryforward (in Dollars)	$ 409
Federal tax rate	21.00%
Effective tax rate	4.40%	5.80%	4.00%